UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561

                          DB HEDGE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)

                               25 DEFOREST AVENUE
                                SUMMIT, NJ 07901
               (Address of principal executive offices) (Zip code)

                     JOHN H. KIM, DIRECTOR & SENIOR COUNSEL
                            DEUTSCHE ASSET MANAGEMENT
                                 345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 908-608-3160

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          DB HEDGE STRATEGIES FUND LLC

                              FINANCIAL STATEMENTS
                                   (Unaudited)

                   For the six months ended September 30, 2005

                          DB Hedge Strategies Fund LLC

                              Financial Statements
                                   (unaudited)
                   For the six months ended September 30, 2005

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital....................      1
Schedule of Investments..................................................      2
Statement of Operations..................................................      3
Statements of Changes in Members' Capital................................      4
Statement of Cash Flows..................................................      5
Financial Highlights.....................................................    6-7
Notes to Financial Statements............................................   8-13
Directors and Officers Biographical Data.................................  14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings..............     19
Components of Net Assets by Investment Strategy .........................     20

                          DB Hedge Strategies Fund LLC

              Statement of Assets, Liabilities and Members' Capital
                                   (unaudited)
                               September 30, 2005

ASSETS
Investments in investment funds, at fair value (cost $46,166,724)    $ 51,958,537
Cash and cash equivalents                                               2,923,226
Receivable for investments                                              5,363,396
Prepaid expenses                                                           42,417
Interest receivable                                                         7,049
                                                                     ------------
         TOTAL ASSETS                                                  60,294,625
                                                                     ------------

LIABILITIES
Redemptions payable                                                     5,416,896
Management fee payable                                                    277,440
Administration fee payable                                                149,849
Professional fees payable                                                  82,070
Registration fees payable                                                  31,828
Investor services fees payable                                              6,261
Custodian fees payable                                                      1,100
Other accrued expenses                                                     50,490
                                                                     ------------
         TOTAL LIABILITIES                                              6,015,934
                                                                     ------------

MEMBERS' CAPITAL
Represented by:
Units (150,000 units authorized;  47,266.75 units outstanding)       $ 49,784,204
Accumulated net realized gain                                           2,102,411
Accumulated net investment loss                                        (3,399,737)
Net unrealized appreciation on investments                              5,791,813
                                                                     ------------
         MEMBERS' CAPITAL                                            $ 54,278,691
                                                                     ============

NET ASSET VALUE PER UNIT                                             $   1,148.35
                                                                     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Schedule of Investments
                                   (unaudited)
                               September 30, 2005

                                                                                                                      % OF MEMBERS'
STRATEGY                   INVESTMENT FUND                                  COST         FAIR VALUE       LIQUIDITY      CAPITAL
--------                   ---------------                                  ----         ----------       ---------      -------
Event Driven               Avenue Asia Investments, L.P.               $  2,000,000     $  2,897,736      Annually           5.2%
                           Brencourt Arbitrage, L.P.                      2,813,764        3,129,088      Quarterly          5.8%
                           Special K Capital II LP                        1,916,906        1,888,930      Annually           3.5%
                           Strategic Value Restructuring Fund, L.P.       2,000,000        2,486,749      Annually           4.6%
                                                                       -----------------------------                     -------
Total Event Driven                                                        8,730,670       10,402,503                        19.1%

Global Macro
                           Vega Select Opportunities Fund Ltd.            1,750,000        2,277,007       Monthly           4.2%
                                                                       -----------------------------                     -------
Total Global Macro                                                        1,750,000        2,277,007                         4.2%

Long/Short Equity          Ascend Partners Leveraged Fund, L.P.           3,500,000        3,829,682      Quarterly          7.1%
                           Elm Ridge Capital Partners, L.P.               2,500,000        3,195,722      Quarterly          5.8%
                           Endeavour Capital Partners L.P.                1,750,000        2,115,530      Annually           3.9%
                           FrontPoint Value Discovery Fund LP             3,625,000        3,869,883      Quarterly          7.1%
                           Neon Liberty Emerging Markets
                                 Fund, L.P.                               2,147,932        2,418,187      Quarterly          4.5%
                           Rx Healthcare Partners II, L.P.                1,500,000        1,568,827      Quarterly          2.9%
                           Seligman Tech Spectrum Fund, L.L.C.            1,913,122        2,433,668      Quarterly          4.5%
                           Stadia Consumer Fund, L.P.                     3,000,000        3,078,840      Quarterly          5.7%
                           Torrey Pines Fund L.L.C.                       4,000,000        4,073,910      Quarterly          7.5%
                                                                       -----------------------------                     -------
Total Long/Short Equity                                                  23,936,054       26,584,249                        49.0%

Relative Value             Amaranth Partners L.L.C.                       4,750,000        6,201,673      Annually          11.4%
                           Clinton Multistrategy Fund, L.L.C.             6,000,000        6,065,321       Monthly          11.2%
                           Safe Harbor Fund, L.P.                         1,000,000          427,784       Monthly           0.8%
                                                                       -----------------------------                     -------
Total Relative Value                                                     11,750,000       12,694,778                        23.4%
                                                                       -----------------------------                     -------
                                Total                                  $ 46,166,724       51,958,537                        95.7%
                                                                       ============

                           Other Assets, less Liabilities                                  2,320,154                         4.3%
                                                                                        ------------                     -------

                           Members' Capital                                             $ 54,278,691                       100.0%
                                                                                        =============                    =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Statement of Operations
                                   (unaudited)
                   For the six months ended September 30, 2005

INVESTMENT INCOME
  Interest income                                                                     $    54,157

EXPENSES
  Management fees                                                    $   584,413
  Professional fees                                                      170,549
  Administration fees                                                    149,849
  Insurance                                                               37,982
  Investor services fees                                                  19,698
  Custodian fees                                                           6,339
  Board of Directors fees and expenses                                     2,420
  Other expenses                                                          11,431
                                                                     -----------
    Total expenses                                                       982,681

  Management fees waived by Adviser                                     (309,632)
                                                                     -----------
    Net expenses                                                                          673,049
                                                                                      -----------

    NET INVESTMENT LOSS                                                                  (618,892)
                                                                                      -----------

Gain from investment fund transactions
    Net realized loss from investment funds redeemed                      (83,233)
    Change in net unrealized appreciation on investment funds           1,375,516
                                                                      -----------
NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                             1,292,283
                                                                                      -----------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          $   673,391
                                                                                      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                          DB Hedge Strategies Fund LLC

                    Statements of Changes in Members' Capital

                                                                             SIX MONTHS ENDED        YEAR ENDED
                                                                            SEPTEMBER 30, 2005     MARCH 31, 2005
                                                                                (UNAUDITED)           (AUDITED)
                                                                            ------------------     --------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                                           $   (618,892)       $ (1,444,828)
  Net realized gains/(loss) from sale of investment funds redeemed                   (83,233)            769,685
  Net change in unrealized appreciation on investments funds                       1,375,516             539,684
                                                                                ------------        ------------
      NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS
                                                                                     673,391            (135,459)

FROM MEMBERS' CAPITAL TRANSACTIONS

  Subscriptions (units purchased 352.74 and 18,064.75,
      respectively)                                                                  715,582          20,707,053

  Redemptions (units purchased 7,048.97 and 14,539.13,
      respectively)                                                               (8,339,487)        (16,845,120)
                                                                                ------------        ------------

      NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                    (7,623,905)          3,861,933
                                                                                ------------        ------------

      NET CHANGE IN MEMBERS' CAPITAL                                              (6,950,514)          3,726,474

Members' capital at beginning of period                                           61,229,205          57,502,731
                                                                                ------------        ------------

Members' capital at end of period                                               $ 54,278,691        $ 61,229,205
                                                                                ============        ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Statement of Cash Flows
                                   (unaudited)
                   For the six months ended September 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
  Net increase in Members' capital from operations                  $     673,391
  Adjustments to reconcile net increase in Members' capital from operations to net cash provided by operating activities:
     Purchases of investment funds                                    (10,625,000)
     Sales of investment funds                                         11,713,539
     Net loss from investment funds redeemed                               83,233
     Net unrealized appreciation on investment funds                   (1,375,516)
     Decrease in receivable for investment funds sold                   3,165,894
     Increase in prepaid expenses                                         (21,614)
     Decrease  in interest receivable                                       1,967
     Decrease in professional fees payable                               (111,448)
     Increase in management fee payable                                    98,439
     Decrease in investor services fees payable                           (45,910)
     Decrease in administration fees payable                              (22,573)
     Decrease in registration fees payable                                (16,418)
     Decrease  in custodian fees payable                                     (439)
     Increase in other accrued expenses                                     1,592
                                                                    -------------

       NET CASH PROVIDED BY OPERATING ACTIVITIES                        3,519,137
                                                                    -------------

CASH FLOWS FROM FINANCING ACTIVITIES
  Subscriptions                                                           415,582
  Redemptions                                                          (8,174,070)
                                                                    -------------

       NET CASH USED IN FINANCING ACTIVITIES                           (7,758,488)
                                                                    -------------

NET DECREASE IN CASH                                                   (4,239,351)

Cash and cash equivalents at beginning of period                        7,162,577
                                                                    -------------

Cash and cash equivalents at end of period                          $   2,923,226
                                                                    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                              Financial Highlights

                                                                                                          PERIOD FROM
                                                                                                         JUNE 28, 2002
                                                                                                         (COMMENCEMENT
                                                                                                         OF OPERATIONS)
                                              SIX MONTHS ENDED       YEAR ENDED         YEAR ENDED           THROUGH
                                             SEPTEMBER 30, 2005    MARCH 31, 2005     MARCH 31, 2004     MARCH 31, 2003*
                                                (UNAUDITED)          (AUDITED)          (AUDITED)           (AUDITED)
                                             ------------------    --------------     --------------     ---------------
PER UNIT OPERATING PERFORMANCE:

     Net asset value, beginning of period        $ 1,134.65          $ 1,140.08         $ 1,039.33          $ 1,030.83*
                                                 ----------          ----------         ----------          ----------

     Income (loss) from investment
     operations:

         Net investment loss**                       (11.65)             (23.68)            (24.16)             (16.36)

         Net realized gain/(loss) and
         unrealized appreciation/
         (depreciation) on investment fund
         transactions                                 25.35               18.25             124.91               24.86
                                                 ----------          ----------         ----------          ----------

     Total from investment operations                 13.70               (5.43)            100.75                8.50
                                                 ----------          ----------         ----------          ----------

     Net asset value, end of period              $ 1,148.35          $ 1,134.65         $ 1,140.08          $ 1,039.33
                                                 ==========          ==========         ==========          ==========

* On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every Unit owned, the Member holdings was reduced to .97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.

**    Based on average outstanding units during the period.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                                   (unaudited)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

                                                                                                              PERIOD FROM
                                                                                                             JUNE 28, 2002
                                                       SIX MONTHS                                            (COMMENCEMENT
                                                         ENDED                                               OF OPERATIONS)
THE FOLLOWING REPRESENTS THE RATIOS TO                SEPTEMBER 30,       YEAR ENDED         YEAR ENDED         THROUGH
AVERAGE NET ASSETS AND OTHER FINANCIAL                    2005          MARCH 31, 2005     MARCH 31, 2004    MARCH 31, 2003
HIGHLIGHTS INFORMATION FOR THE PERIOD:                 (UNAUDITED)        (AUDITED)          (AUDITED)          (AUDITED)
                                                      -------------     --------------     --------------    --------------
      Ratios to average net assets:

          Net investment loss (a) (b)                      (2.06%)           (2.12%)           (2.18%)            (2.14%)

          Net expenses (a) (b) (c)                          2.20%             2.20%             2.20%              2.20%

      Total return                                          1.21%            (0.48%)            9.69%              0.82%

      Portfolio turnover rate                                 20%               60%               24%                25%

      Members' capital, end of period (thousands)        $54,279           $61,229           $57,503            $26,743

(a)   Annualized for periods of less than one year.

(b) The Adviser waived $309,632 of fees for the six months ended September 30, 2005. The net investment loss ratio would have been 1.03% greater and the total expenses ratio would have been 1.03% greater had these fees not been waived by the Adviser. The Adviser waived $885,356, $606,150 and $728,932 of fees and expenses for the periods ended March 31, 2005, March 31, 2004 and March 31, 2003, respectively. The net investment loss ratio would have been 1.30%, 1.42% and 3.85% greater and the total expenses ratio would have been 1.30%, 1.42% and 3.85% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser, respectively.

(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At September 30 2005, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $27,849,975.

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion. (See subsequent event note on page 13)

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

A. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the period were $584,413, of which $277,440 was payable at September 30, 2005.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the period ended September 30, 2005 were $149,849, of which $149,849 was payable at September 30, 2005.

The Adviser has contractually agreed to extend the waiver of its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 30, 2005. For the period, the Adviser waived management fees of $309,632.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the period ended September 30, 2005 were $2,420.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

As of September 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $10,625,000 and aggregate sales of Investment Funds amounted to $11,713,539 for the period ended September 30, 2005.

At September 30, 2005, the estimated cost of investments for Federal income tax purposes was $46,166,724. As of that date, net unrealized appreciation on investments was estimated to be $5,791,813, made up of gross unrealized appreciation on investments of $6,392,005 and gross unrealized depreciation on investments of $600,192.

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6. CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB
Interpretation No. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENT

After consideration of the recommendation of DB Investment Managers, Inc. (the "Adviser"), the Board of Directors of DB Hedge Strategies Fund LLC (the "Fund") has determined that it is in the best interests of the Fund and its investors for the Fund to be liquidated. While the Fund intends to liquidate its assets as soon as possible, the final liquidation of the Fund may not occur until 2007 or potentially later. To accommodate investors who would like to have their Units repurchased as soon as practicable rather than wait for the final liquidation and dissolution of the Fund, the Fund intends to make an offer to repurchase Units from all investors. For all non-affiliated investors, 100% of the tenders have been received for December 31, 2005. To the extent practicable, the Fund is in process of liquidating all investments.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                     POSITION(S)    OFFICE(1) &       OCCUPATION(S)          COMPLEX               OTHER
                                      HELD WITH      LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
     NAME, ADDRESS AND AGE              FUND        TIME SERVED          5 YEARS             DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                  Director      Since         President, NTA                3        Director, State
c/o DB Hedge Strategies Fund LLC                    inception     Consulting (financial                  University of New York at
25 DeForest Ave.                                                  services consulting)                   Albany Foundation (1998
Summit, NJ  07901-2154                                            (2001 to present).                     to present); Director,
(9/18/55)                                                         Formerly, Chief                        Phinity Offshore Fund,
                                                                  Financial Officer,                     Ltd., Tiger Asia Overseas
                                                                  Tiger Management                       Fund, Ltd. Offshore Fund;
                                                                  (investment adviser                    Tiger Technology Fund
                                                                  to hedge funds) (1993                  Ltd., TS I Offshore
                                                                  to 2001).                              Limited (2004 to present).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                      TERM OF              PRINCIPAL                IN FUND
                                     POSITION(S)    OFFICE(1) &          OCCUPATION(S)              COMPLEX           OTHER
                                      HELD WITH      LENGTH OF          DURING THE PAST           OVERSEEN BY     DIRECTORSHIPS
     NAME, ADDRESS AND AGE              FUND        TIME SERVED             5 YEARS                 DIRECTOR     HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Louis S. Citron (ii)                  Director      Since         General Counsel, New                  3             None
c/o DB Hedge Strategies Fund LLC                    Inception     Enterprise Associates (venture
25 DeForest Ave.                                                  capital firm) (2001 to
Summit, NJ  07901-2154                                            present).  Formerly, General
(1/31/65)                                                         Counsel and Sr. Vice
                                                                  President, the ING mutual
                                                                  funds (1998 to 2000); Vice
                                                                  President, ING Mutual Funds
                                                                  Management Co. LLC (registered
                                                                  investment adviser) (1998 to
                                                                  2000); Vice President, ING
                                                                  Funds Distributors, Inc.
                                                                  (principal underwriter for the
                                                                  ING mutual funds) (1998 to
                                                                  2000); Vice President, ING
                                                                  Funds Services Co. LLC
                                                                  (administrator to the ING
                                                                  mutual funds) (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                      TERM OF              PRINCIPAL            IN FUND
                                      POSITION(S)   OFFICE(1) &          OCCUPATION(S)          COMPLEX              OTHER
                                       HELD WITH     LENGTH OF          DURING THE PAST       OVERSEEN BY        DIRECTORSHIPS
     NAME, ADDRESS AND AGE               FUND       TIME SERVED             5 YEARS             DIRECTOR        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Edward T. Tokar                         Director      Since         Sr. Managing Director           3        Director, Gabelli
c/o DB Hedge Strategies Fund LLC                      Inception     of Investments, Beacon                   Dividend and Income
25 DeForest Ave.                                                    Trust Company (2004 to                   Trust (2003 to
Summit, NJ  07901-2154                                              present); Chief                          present); Trustee,
(6/12/47)                                                           Executive Officer,                       Levco Series Trust
                                                                    Allied Capital                           Mutual Funds (2
                                                                    Management LLC                           portfolios) (2001 to
                                                                    (registered investment                   present); Director,
                                                                    adviser - wholly owned                   Allied Capital
                                                                    subsidiary of                            Manage-ment LLC (1998
                                                                    Honeywell) (1998 to                      to 2004). Formerly,
                                                                    2004); and Vice                          Trustee, Scudder MG
                                                                    President -                              Investment Trust
                                                                    Investments, Honeywell                   (formerly Morgan
                                                                    International, Inc.                      Grenfell Investment
                                                                    (advanced technology                     Trust (11 portfolios)
                                                                    and manufacturer) (1977                  (1994 to 2002).
                                                                    to 2004).
------------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
-----------------------------------------------------------------------------------------------------------------------

   NAME, ADDRESS AND AGE             POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                   LAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters(iii)              Chief Executive Officer     President (as of May 24, 2005) and Chief Executive
345 Park Ave.                                                    Officer (as of June 18, 2004); Managing Director,
New York, NY 10154                                               Deutsche Asset Management (May 2004 to present);
(7/14/60)                                                        President and Chief Executive Officer, UBS Fund
                                                                 Services (2001 to 2003); Chief Administrative
                                                                 Officer (1998 to 2001) and Sr. Vice President and
                                                                 Director of Mutual Fund Operations (1991 to 1998),
                                                                 UBS Global Asset Management.
-----------------------------------------------------------------------------------------------------------------------

Pamela Kiernan                       President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
280 Park Avenue, 9Th Floor                                       Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
-----------------------------------------------------------------------------------------------------------------------

Marielena Glassman                   Treasurer, Principal        Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Financial & Accounting      Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Officer                     of Business Management, Deutsche Asset Management
Summit, NJ 07901-2154                                            (1990 to 2002): Co-Head of Global Portfolio
(06/06/63)                                                       Management product, Bankers Trust Private Banking
                                                                 (1996-1999).
-----------------------------------------------------------------------------------------------------------------------

Carole Coleman(iii)                  Secretary                   Vice President and Secretary; Director, Deutsche
Deutsche Asset Management                                        Asset Management (since 2005);  Associate General
345 Park Avenue, 16th Floor                                      Counsel, Fred Alger & Company (2002-2005);
New York, NY 10154                                               Associate Attorney,  Charpie & Associates
(08/23/69)                                                       (1995-2002).
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(iii)                Assistant Secretary         Consultant. Formerly, Managing Director,
Deutsche Asset Management                                        Deutsche Asset Management (asset management
1 South St.                                                      division of Deutsche Bank) (2002 to 2005);
Baltimore, MD 21202-3298                                         Director, Deutsche Asset Management (1999 to
(3/27/54)                                                        2002); Principal, BT Alex. Brown Inc. (now
                                                                 Deutsche Bank Securities Inc.) (1998 -1999);
                                                                 Assistant General Counsel, U.S. Securities and
                                                                 Exchange Commission (1993 to 1998); Director,
                                                                 Deutsche Global Funds Ltd. (2002 to 2004).
-----------------------------------------------------------------------------------------------------------------------

John H. Kim                          Assistant Secretary         Director and Senior Counsel, Deutsche Asset
Deutsche Asset Management                                        Management (asset management division of
345 Park Avenue                                                  Deutsche Bank) (2001 to present); Sr.
New York, NY 10154                                               Associate, Wilkie Farr & Gallagher (law firm)
(1/9/71)                                                         (1995  to 2001).
-----------------------------------------------------------------------------------------------------------------------

Anthony Conte                        Assistant Treasurer         Head of Alternative Assets Compliance (06/2005
Deutsche Asset Management                                        to present); Head of Compliance, DB Absolute
345 Park Avenue                                                  Return Strategies (2003 to present); Head of
New York, NY 10154                                               Business Risk, DB Absolute Return Strategies
(3/28/69)                                                        (2001 to 2003); Head of Asset Management
                                                                 Compliance, CIBC World Markets Corp. (1999 to
                                                                 2001).
-----------------------------------------------------------------------------------------------------------------------

Neil Novembre                        Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ 07901-2154                                            PricewaterhouseCoopers, New York (2000-2002);
(06/18/73)                                                       Rothstein, Kass & Company, New Jersey (hedge
                                                                 fund administrator) (1996-2000).
-----------------------------------------------------------------------------------------------------------------------

Joshua Kestler                       Vice President              Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                        Strategies (2004 to present); Associate,
25 DeForest Ave., 2nd Floor                                      Schulte Roth & Zabel LLP (law firm)
Summit, NJ 07901-2154                                            (2001-2004); Law Clerk, Hon. James H. Coleman,
(04/27/75)                                                       New Jersey Supreme Court (2000-2001).
-----------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DB HEDGE STRATEGIES FUND LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

                           COMPONENTS OF NET ASSETS BY
                               INVESTMENT STRATEGY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

EVENT DRIVEN              19.1%
GLOBAL MACRO               4.2%
LONG/ SHORT EQUITY        49.0%
RELATIVE VALUE            23.4%
OTHER ASSETS               4.3%

                          DB HEDGE STRATEGIES FUND LLC

                        ADDENDUM TO FINANCIAL STATEMENTS
                                   (Unaudited)
                   For the six months ended September 30, 2005

BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AGREEMENT

      The Board of Directors of the Fund (the "Board") presently consists of three directors, all of whom are independent, or non-interested, directors (the "Independent Directors"). The Board considers matters relating to the Fund's investment management agreement (the "Investment Management Agreement") with DB Investment Managers, Inc. ("DBIM") throughout the year and, on an annual basis, the Board specifically considers whether to approve the continuance of this agreement for an additional one-year period.

      As previously announced to the Fund's investors, at the September 9, 2005 meeting of the Board (the "September 9 Meeting"), the Board approved the liquidation of the Fund. The Board recognized that the Fund could not immediately liquidate all of its holdings and it authorized a repurchase offer to accommodate investors who elected to have their Units repurchased rather than wait for the final liquidation of the Fund. The Board also recognized that the Fund would require investment advisory services until its liquidation and, at the September 9 Meeting, unanimously approved the continuance of the Investment Management Agreement.

      At the September 9 Meeting, the Board reviewed, among other information, a memorandum from outside counsel outlining factors to be considered in evaluating investment management and underwriting arrangements, written and oral reports and compilations from DBIM, including comparative data as to investment performance, advisory fees and other expenses of peer funds, and expense comparisons of the Fund over a number of time periods. The Board also reviewed an Investment Management Group Review, which detailed the current and future business plans of DBIM and its affiliate DB ARS, and a memorandum from DBIM detailing the possible incidental benefits to DBIM resulting from the Investment Management Agreement. In addition, the Board took into account information provided at previous meetings and other knowledge about DBIM the Board had accumulated over the years.

      In approving the continuance of the Investment Management Agreement, the Board of Directors considered the following factors, among others:

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board examined the nature, extent and quality of the investment management services provided and to be provided to the Fund by DBIM and its affiliates. The Board considered the terms of the Investment Management Agreement and the experience and qualifications of DBIM and its personnel. The Board also considered DBIM's attention to compliance matters and the absence of material regulatory issues relating to the Fund. Further, the Board considered DBIM's past organizational changes and turnover in its personnel, the overall commitment of DBIM to the Fund, and the general financial condition, resources and reputation of DBIM and its parent. The Board was generally satisfied with the nature, extent and quality of the investment management services provided to the Fund. The Board was also satisfied with the ability of DBIM to liquidate the Fund in accordance with the proposal presented to the Board.

      INVESTMENT PERFORMANCE. The Board considered performance information provided by DBIM over a number of time periods. DBIM also provided the Directors with comparative performance information of peer funds that they had requested. The Board also reviewed the ways in which the investment strategies employed by DBIM contributed to the Fund's investment performance. After considering all factors deemed appropriate, the Board concluded that the Fund's performance supported the continuance of the Investment Management Agreement, noting in particular the decision to liquidate the Fund and the fact that the Fund would not be making new investments.

      COSTS OF SERVICES. The Board examined the expenses paid by the Fund, together with the expense information concerning other similar funds. The Board noted that DBIM had provided a 2.20% cap on the annual operating expenses of the Fund. Based on this information and the review of expenses for comparable funds, the Board concluded that the investment management fee and expense ratio of the Fund were generally competitive.

      PROFITS REALIZED BY DBIM. DBIM advised the Board that its investment advisory arrangement with the Fund was not profitable at the current time, due primarily to the current size of the Fund and the agreement to cap operating expenses provided by DBIM as described above. Pursuant to the agreement to limit operating expenses, DBIM reimbursed the Fund $885,356 of its aggregate advisory fee of $1,330,537for the year ended March 31, 2005; the $445,181 in advisory fees retained by DBIM were allocated in part to payment of various expenses related to the Fund. The Board reviewed this information and concluded that any profit expected to be earned by DBIM from the Investment Management Agreement under the current circumstances was limited.

      ECONOMIES OF SCALE. The Fund had net assets of approximately $59 million at August 31, 2005 and the Board did not identify any economies of scale realized by DBIM at this asset level. The Board and DBIM recognized that the failure of the Fund to increase its assets was one of the principal factors that had led DBIM to recommend that the Fund be liquidated.

      OTHER BENEFITS TO DBIM. The Board recognized that DBIM might realize others benefits from its relationship with the Fund, including receipt of fees by affiliates performing services for the Fund. These other potential benefits did not, however, affect the Board's decision to approve of the continuance of the Investment Management Agreement.

      Based on an evaluation of all factors deemed relevant, including the factors described above, the Board concluded that the Agreement should be continued through September 30, 2006.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) DB Hedge Strategies Fund LLC
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By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       December 7, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       December 7, 2005
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By (Signature and Title)*  /s/ Marie Glassman
                         -------------------------------------------------------
                           Marie Glassman, Treasurer, Principal Financial
                           Officer and Accounting Officer
                          (principal financial officer)

Date                       December 7, 2005
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*     Print  the  name  and  title  of each  signing  officer  under  his or her signature.